Restructuring Costs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 4.5	$ 0.0	$ 0.0
Restructuring and other charges	$ 4.5	$ 4.5	$ 0.0	$ 0.0